WARRANTS (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	13,663,014	17,638,243	17,900,288
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2933	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	5,873,289	7,735,750
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2933	$ 0.80	0.80
Class of Warrant or Right, Number of Warrants	1,229,040	773,575
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2933	$ 1.40	1.40
Class of Warrant or Right, Number of Warrants	328,166	1,212,500
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019	Mar. 27, 2019
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2933	$ 0.80	0.80
Class of Warrant or Right, Number of Warrants	2,544,240	121,250
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2933	$ 1.40	1.40
Class of Warrant or Right, Number of Warrants	1,201,164	891,250
Class Of Warrant Or Right Expiry Date	May 27, 2019	Mar. 31, 2019
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2933	$ 0.80	0.80
Class of Warrant or Right, Number of Warrants	1,173,370	89,125
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.7490	$ 1.40	1.40
Class of Warrant or Right, Number of Warrants	1,313,745	3,115,000
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Apr. 21, 2019
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.40	1.40
Class of Warrant or Right, Number of Warrants		1,418,750
Class Of Warrant Or Right Expiry Date		May 27, 2019
Warrant Eleven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.40	1.40
Class of Warrant or Right, Number of Warrants		2,035,000
Class Of Warrant Or Right Expiry Date		Jun. 30, 2019
Warrant Thirteen [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.80	$ 0.80
Class of Warrant or Right, Number of Warrants		1,229,993	1,229,993
Class Of Warrant Or Right Expiry Date		Feb. 26, 2019